Net Loss Per Share Attributable to Common Stockholders - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Detail) - shares shares in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential outstanding shares of common stock excluded from computation of diluted net loss per share attributable to common stockholders (in shares)	21,305	78,697	76,971	63,500
Redeemable convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential outstanding shares of common stock excluded from computation of diluted net loss per share attributable to common stockholders (in shares)	0	58,615	58,615	45,960
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential outstanding shares of common stock excluded from computation of diluted net loss per share attributable to common stockholders (in shares)	15,003	18,491	17,571	15,628
Restricted Stock Awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential outstanding shares of common stock excluded from computation of diluted net loss per share attributable to common stockholders (in shares)	736	782	0	1,127
Common stock warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential outstanding shares of common stock excluded from computation of diluted net loss per share attributable to common stockholders (in shares)	695	785	785	785
Restricted Stock Units (RSUs)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential outstanding shares of common stock excluded from computation of diluted net loss per share attributable to common stockholders (in shares)	4,829	24	0	0
Employee Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential outstanding shares of common stock excluded from computation of diluted net loss per share attributable to common stockholders (in shares)	42	0	0	0